Distribution Date:	11/18/25	Wells Fargo Commercial Mortgage Trust 2019-C49
Determination Date:	11/12/25
Next Distribution Date:	12/17/25
Record Date:	10/31/25	Commercial Mortgage Pass-Through Certificates
Series 2019-C49

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	K-Star Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 1)	13-15		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	19
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	20		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001WAW8	2.959000%	18,904,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001WAX6	3.860000%	20,083,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95001WAZ1	3.933000%	31,974,000.00	21,203,632.55	531,601.73	69,494.91	0.00	0.00	601,096.64	20,672,030.82	33.21%	30.00%
A-3	95001WAY4	3.749000%	47,500,000.00	17,162,988.46	0.00	53,620.04	0.00	0.00	53,620.04	17,162,988.46	33.21%	30.00%
A-4	95001WBA5	3.760000%	200,000,000.00	200,000,000.00	0.00	626,666.67	0.00	0.00	626,666.67	200,000,000.00	33.21%	30.00%
A-5	95001WBB3	4.023000%	223,499,000.00	223,499,000.00	0.00	749,280.40	0.00	0.00	749,280.40	223,499,000.00	33.21%	30.00%
A-S	95001WBE7	4.244000%	46,453,000.00	46,453,000.00	0.00	164,288.78	0.00	0.00	164,288.78	46,453,000.00	26.49%	24.00%
B	95001WBF4	4.546000%	40,647,000.00	40,647,000.00	0.00	153,984.39	0.00	0.00	153,984.39	40,647,000.00	20.61%	18.75%
C	95001WBG2	4.866000%	38,712,000.00	38,712,000.00	0.00	156,977.16	0.00	0.00	156,977.16	38,712,000.00	15.00%	13.75%
D	95001WAC2	3.000000%	26,014,000.00	26,014,000.00	0.00	65,035.00	0.00	0.00	65,035.00	26,014,000.00	11.24%	10.39%
E-RR	95001WAF5	5.297826%	18,504,000.00	18,504,000.00	0.00	81,692.47	0.00	0.00	81,692.47	18,504,000.00	8.56%	8.00%
F-RR	95001WAH1	5.297826%	10,646,000.00	10,646,000.00	0.00	47,000.54	0.00	0.00	47,000.54	10,646,000.00	7.02%	6.63%
G-RR	95001WAK4	5.297826%	9,677,000.00	9,677,000.00	0.00	42,722.55	0.00	0.00	42,722.55	9,677,000.00	5.61%	5.38%
H-RR	95001WAM0	5.297826%	8,711,000.00	8,711,000.00	0.00	38,457.80	0.00	0.00	38,457.80	8,711,000.00	4.35%	4.25%
J-RR	95001WAP3	5.297826%	8,710,000.00	8,710,000.00	0.00	38,453.39	0.00	0.00	38,453.39	8,710,000.00	3.09%	3.13%
K-RR*	95001WAR9	5.297826%	24,194,767.00	21,313,560.06	0.00	64,557.06	0.00	(51,160.72)	64,557.06	21,364,720.78	0.00%	0.00%
V	95001WAT5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95001WAU2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			774,228,767.00	691,253,181.07	531,601.73	2,352,231.16	0.00	(51,160.72)	2,883,832.89	690,772,740.06

X-A	95001WBC1	1.403025%	541,960,000.00	461,865,621.01	0.00	540,007.68	0.00	0.00	540,007.68	461,334,019.28
X-B	95001WBD9	0.764869%	125,812,000.00	125,812,000.00	0.00	80,191.40	0.00	0.00	80,191.40	125,812,000.00
X-D	95001WAA6	2.297826%	26,014,000.00	26,014,000.00	0.00	49,813.03	0.00	0.00	49,813.03	26,014,000.00
Notional SubTotal			693,786,000.00	613,691,621.01	0.00	670,012.11	0.00	0.00	670,012.11	613,160,019.28

Deal Distribution Total					531,601.73	3,022,243.27	0.00	(51,160.72)	3,553,845.00

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

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				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001WAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001WAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95001WAZ1	663.15232845	16.62606274	2.17348189	0.00000000	0.00000000	0.00000000	0.00000000	18.79954463	646.52626572
A-3	95001WAY4	361.32607284	0.00000000	1.12884295	0.00000000	0.00000000	0.00000000	0.00000000	1.12884295	361.32607284
A-4	95001WBA5	1,000.00000000	0.00000000	3.13333335	0.00000000	0.00000000	0.00000000	0.00000000	3.13333335	1,000.00000000
A-5	95001WBB3	1,000.00000000	0.00000000	3.35250001	0.00000000	0.00000000	0.00000000	0.00000000	3.35250001	1,000.00000000
A-S	95001WBE7	1,000.00000000	0.00000000	3.53666674	0.00000000	0.00000000	0.00000000	0.00000000	3.53666674	1,000.00000000
B	95001WBF4	1,000.00000000	0.00000000	3.78833346	0.00000000	0.00000000	0.00000000	0.00000000	3.78833346	1,000.00000000
C	95001WBG2	1,000.00000000	0.00000000	4.05500000	0.00000000	0.00000000	0.00000000	0.00000000	4.05500000	1,000.00000000
D	95001WAC2	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	95001WAF5	1,000.00000000	0.00000000	4.41485463	0.00000000	0.00000000	0.00000000	0.00000000	4.41485463	1,000.00000000
F-RR	95001WAH1	1,000.00000000	0.00000000	4.41485441	0.00000000	0.00000000	0.00000000	0.00000000	4.41485441	1,000.00000000
G-RR	95001WAK4	1,000.00000000	0.00000000	4.41485481	0.00000000	0.00000000	0.00000000	0.00000000	4.41485481	1,000.00000000
H-RR	95001WAM0	1,000.00000000	0.00000000	4.41485478	0.00000000	0.00000000	0.00000000	0.00000000	4.41485478	1,000.00000000
J-RR	95001WAP3	1,000.00000000	0.00000000	4.41485534	0.00000000	0.00000000	0.00000000	0.00000000	4.41485534	1,000.00000000
K-RR	95001WAR9	880.91611132	0.00000000	2.66822408	1.22089252	89.34612018	0.00000000	(2.11453659)	2.66822408	883.03064791
V	95001WAT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95001WAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001WBC1	852.21348625	0.00000000	0.99639767	0.00000000	0.00000000	0.00000000	0.00000000	0.99639767	851.23259886
X-B	95001WBD9	1,000.00000000	0.00000000	0.63739071	0.00000000	0.00000000	0.00000000	0.00000000	0.63739071	1,000.00000000
X-D	95001WAA6	1,000.00000000	0.00000000	1.91485469	0.00000000	0.00000000	0.00000000	0.00000000	1.91485469	1,000.00000000

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	10/01/25 - 10/30/25	30	0.00	69,494.91	0.00	69,494.91	0.00	0.00	0.00	69,494.91	0.00
A-3	10/01/25 - 10/30/25	30	0.00	53,620.04	0.00	53,620.04	0.00	0.00	0.00	53,620.04	0.00
A-4	10/01/25 - 10/30/25	30	0.00	626,666.67	0.00	626,666.67	0.00	0.00	0.00	626,666.67	0.00
A-5	10/01/25 - 10/30/25	30	0.00	749,280.40	0.00	749,280.40	0.00	0.00	0.00	749,280.40	0.00
X-A	10/01/25 - 10/30/25	30	0.00	540,007.68	0.00	540,007.68	0.00	0.00	0.00	540,007.68	0.00
X-B	10/01/25 - 10/30/25	30	0.00	80,191.40	0.00	80,191.40	0.00	0.00	0.00	80,191.40	0.00
X-D	10/01/25 - 10/30/25	30	0.00	49,813.03	0.00	49,813.03	0.00	0.00	0.00	49,813.03	0.00
A-S	10/01/25 - 10/30/25	30	0.00	164,288.78	0.00	164,288.78	0.00	0.00	0.00	164,288.78	0.00
B	10/01/25 - 10/30/25	30	0.00	153,984.39	0.00	153,984.39	0.00	0.00	0.00	153,984.39	0.00
C	10/01/25 - 10/30/25	30	0.00	156,977.16	0.00	156,977.16	0.00	0.00	0.00	156,977.16	0.00
D	10/01/25 - 10/30/25	30	0.00	65,035.00	0.00	65,035.00	0.00	0.00	0.00	65,035.00	0.00
E-RR	10/01/25 - 10/30/25	30	0.00	81,692.47	0.00	81,692.47	0.00	0.00	0.00	81,692.47	0.00
F-RR	10/01/25 - 10/30/25	30	0.00	47,000.54	0.00	47,000.54	0.00	0.00	0.00	47,000.54	0.00
G-RR	10/01/25 - 10/30/25	30	0.00	42,722.55	0.00	42,722.55	0.00	0.00	0.00	42,722.55	0.00
H-RR	10/01/25 - 10/30/25	30	0.00	38,457.80	0.00	38,457.80	0.00	0.00	0.00	38,457.80	0.00
J-RR	10/01/25 - 10/30/25	30	0.00	38,453.39	0.00	38,453.39	0.00	0.00	0.00	38,453.39	0.00
K-RR	10/01/25 - 10/30/25	30	2,122,797.51	94,096.27	0.00	94,096.27	29,539.21	0.00	0.00	64,557.06	2,161,708.56
Totals			2,122,797.51	3,051,782.48	0.00	3,051,782.48	29,539.21	0.00	0.00	3,022,243.27	2,161,708.56

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	Additional Information
Total Available Distribution Amount (1)	3,553,845.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,063,787.84	Master Servicing Fee	5,021.59
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,126.74
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	297.62
ARD Interest	0.00	Operating Advisor Fee	1,090.84
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	178.57
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,063,787.84	Total Fees	12,005.36

Principal		Expenses/Reimbursements
Scheduled Principal	480,441.01	Reimbursement for Interest on Advances	10,661.68
Unscheduled Principal Collections		ASER Amount	8,377.53
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	51,160.72	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	531,601.73	Total Expenses/Reimbursements	29,539.21

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,022,243.27
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	531,601.73
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,553,845.00
Total Funds Collected	3,595,389.57	Total Funds Distributed	3,595,389.57

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	691,253,181.07	691,253,181.07	Beginning Certificate Balance	691,253,181.07
(-) Scheduled Principal Collections	480,441.01	480,441.01	(-) Principal Distributions	531,601.73
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(51,160.72)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(51,160.72)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(51,160.72)	(51,160.72)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	690,772,740.06	690,772,740.06	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	691,399,009.16	691,399,009.16	Ending Certificate Balance	690,772,740.06
Ending Actual Collateral Balance	690,982,473.70	690,982,473.70

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.30%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	71,985,283.85	10.42%	38	5.2259	NAP	Defeased	11	71,985,283.85	10.42%	38	5.2259	NAP
1,000,000 or less	2	1,925,000.00	0.28%	39	5.9797	1.518905	1.30 or less	6	77,803,888.37	11.26%	38	5.3353	1.000615
1,000,001 to 2,000,000	2	3,186,250.00	0.46%	37	5.2238	2.695159	1.31 to 1.40	1	15,668,761.70	2.27%	38	4.9300	1.325100
2,000,001 to 3,000,000	2	4,837,661.38	0.70%	37	5.4281	3.000422	1.41 to 1.50	1	47,500,000.00	6.88%	2	5.1400	1.471800
3,000,001 to 4,000,000	1	3,553,976.41	0.51%	39	5.4300	1.666900	1.51 to 1.75	15	172,062,766.89	24.91%	38	5.2616	1.580998
4,000,001 to 5,000,000	4	18,603,705.82	2.69%	38	5.1753	1.943510	1.76 to 2.00	9	97,281,526.77	14.08%	38	5.0188	1.937849
5,000,001 to 6,000,000	6	33,420,828.97	4.84%	38	5.3085	1.803236	2.01 to 2.25	5	99,906,492.39	14.46%	38	4.9204	2.091840
6,000,001 to 7,000,000	1	6,543,738.63	0.95%	39	5.3000	1.548500	2.26 to 2.50	7	81,841,508.78	11.85%	39	5.1142	2.423606
7,000,001 to 8,000,000	5	37,556,079.79	5.44%	39	5.3571	2.283211	2.51 to 3.00	2	15,244,756.90	2.21%	37	4.8778	2.903935
8,000,001 to 9,000,000	4	34,051,404.55	4.93%	38	5.1986	1.813939	3.01 or greater	3	11,477,754.41	1.66%	38	5.6360	3.267161
9,000,001 to 10,000,000	2	20,000,000.00	2.90%	37	5.0125	2.037200	Totals	60	690,772,740.06	100.00%	36	5.1470	1.797337
10,000,001 to 15,000,000	9	111,890,753.62	16.20%	38	5.2517	1.656948
15,000,001 to 20,000,000	3	52,868,761.70	7.65%	38	5.0864	1.788661
20,000,001 to 30,000,000	2	49,215,847.36	7.12%	38	4.9567	1.521010
30,000,001 to 50,000,000	5	188,133,447.98	27.24%	29	5.0385	1.890024
50,000,001 or greater	1	53,000,000.00	7.67%	39	5.1000	1.528700
Totals	60	690,772,740.06	100.00%	36	5.1470	1.797337
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	13	71,985,283.85	10.42%	38	5.2259	NAP
							Defeased	13	71,985,283.85	10.42%	38	5.2259	NAP
Arizona	1	12,468,996.59	1.81%	39	5.9500	0.518700
							Industrial	2	21,900,000.00	3.17%	39	5.3626	1.826110
Arkansas	1	5,699,360.71	0.83%	38	5.2100	1.933100
							Lodging	7	133,161,152.98	19.28%	26	5.3262	1.902993
California	10	101,917,908.85	14.75%	38	5.0781	1.682154
							Mixed Use	3	21,044,756.90	3.05%	38	5.3386	1.719620
Colorado	2	56,000,000.00	8.11%	8	5.0990	1.625286
							Mobile Home Park	4	11,082,057.67	1.60%	39	5.4073	2.341222
Delaware	1	10,000,000.00	1.45%	36	4.7350	2.929600
							Multi-Family	7	85,421,787.54	12.37%	38	5.2594	1.730970
Florida	3	57,123,468.64	8.27%	39	5.2176	2.445201
							Office	10	111,271,592.25	16.11%	38	4.9557	2.026049
Georgia	6	27,437,418.28	3.97%	39	5.0846	2.594164
							Retail	15	204,322,882.57	29.58%	38	5.0324	1.670598
Illinois	2	9,236,250.00	1.34%	39	5.0386	2.266778
							Self Storage	4	30,583,227.11	4.43%	37	4.9486	1.933188
Iowa	1	994,000.00	0.14%	39	5.9700	1.522000
							Totals	65	690,772,740.06	100.00%	36	5.1470	1.797337
Michigan	2	7,474,738.63	1.08%	39	5.3859	1.544402

Missouri	1	35,000,000.00	5.07%	38	4.8220	2.101500

New Jersey	1	8,821,072.51	1.28%	37	4.7500	2.232500

New York	6	61,640,647.88	8.92%	38	5.1724	1.496750

North Carolina	2	19,589,482.42	2.84%	39	5.2684	2.011667

Ohio	2	13,166,233.47	1.91%	38	5.3317	1.179700

Oklahoma	1	7,623,578.38	1.10%	39	5.2500	2.372600

Oregon	1	2,145,000.00	0.31%	38	5.2500	2.357600

Texas	3	51,561,961.48	7.46%	38	5.2712	1.786435

Utah	1	10,994,738.67	1.59%	38	5.1500	1.739200

Virginia	2	67,509,091.92	9.77%	39	5.1408	1.467297

Washington	1	3,553,976.41	0.51%	39	5.4300	1.666900

West Virginia	1	40,350,000.00	5.84%	39	4.8800	2.024100

Wisconsin	1	8,479,532.18	1.23%	37	5.7500	1.619800

Totals	65	690,772,740.06	100.00%	36	5.1470	1.797337

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	71,985,283.85	10.42%	38	5.2259	NAP	Defeased	11	71,985,283.85	10.42%	38	5.2259	NAP
	4.7500% or less	4	52,334,314.18	7.58%	37	4.7471	2.195662	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	10	152,037,539.51	22.01%	38	4.9052	2.012807	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.2500%	14	264,585,916.22	38.30%	32	5.1575	1.727633	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2501% to 5.5000%	12	98,041,174.18	14.19%	38	5.3344	1.572511	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% to 5.7500%	5	30,159,422.50	4.37%	37	5.6287	1.802157	49 months or greater	49	618,787,456.21	89.58%	36	5.1378	1.807054
	5.7501% or greater	4	21,629,089.62	3.13%	39	5.9025	1.461984	Totals	60	690,772,740.06	100.00%	36	5.1470	1.797337
	Totals	60	690,772,740.06	100.00%	36	5.1470	1.797337
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	71,985,283.85	10.42%	38	5.2259	NAP	Defeased	11	71,985,283.85	10.42%	38	5.2259	NAP
	60 months or less	49	618,787,456.21	89.58%	36	5.1378	1.807054	Interest Only	24	382,585,849.97	55.39%	34	5.0957	1.773230
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	25	236,201,606.24	34.19%	38	5.2061	1.861840
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	690,772,740.06	100.00%	36	5.1470	1.797337	Totals	60	690,772,740.06	100.00%	36	5.1470	1.797337
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	71,985,283.85	10.42%	38	5.2259	NAP			No outstanding loans in this group
Underwriter's Information		2	21,004,599.97	3.04%	39	5.2100	1.940000
	12 months or less	44	567,493,022.03	82.15%	35	5.1485	1.820776
	13 months to 24 months	2	24,489,834.21	3.55%	38	4.8652	1.651939
	25 months or greater	1	5,800,000.00	0.84%	38	4.9900	0.637900
	Totals	60	690,772,740.06	100.00%	36	5.1470	1.797337
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	28002172	LO	Fort Walton Beach	FL	Actual/360	5.210%	140,582.21	51,822.86	0.00	N/A	02/06/29	--	31,335,270.84	31,283,447.98	11/06/25
1A	28202172				Actual/360	5.210%	60,249.52	22,209.80	0.00	N/A	02/06/29	--	13,429,401.39	13,407,191.59	11/06/25
1B	28302172				Actual/360	5.210%	34,141.39	12,585.56	0.00	N/A	02/06/29	--	7,609,993.94	7,597,408.38	11/06/25
2	310948215	RT	Bristow	VA	Actual/360	5.100%	232,758.33	0.00	0.00	N/A	02/01/29	--	53,000,000.00	53,000,000.00	11/01/25
3	310947985	LO	Denver	CO	Actual/360	5.140%	210,240.28	0.00	0.00	N/A	01/11/26	--	47,500,000.00	47,500,000.00	11/11/25
4	300571914	RT	Charleston	WV	Actual/360	4.880%	169,559.67	0.00	0.00	N/A	02/06/29	--	40,350,000.00	40,350,000.00	11/06/25
5	883100949	OF	Town & Country	MO	Actual/360	4.822%	145,329.72	0.00	0.00	N/A	01/06/29	--	35,000,000.00	35,000,000.00	11/06/25
6	310948227	MF	Grapevine	TX	Actual/360	5.150%	150,780.56	0.00	0.00	N/A	01/11/29	--	34,000,000.00	34,000,000.00	11/11/25
7	883100953	RT	Brooklyn	NY	Actual/360	5.130%	118,278.56	0.00	0.00	N/A	01/06/29	--	26,775,000.00	26,775,000.00	11/06/25
8	300571904	RT	Roseville	CA	Actual/360	4.750%	91,922.99	32,685.52	0.00	N/A	01/06/29	--	22,473,532.88	22,440,847.36	11/06/25
9	310947479	OF	Various	GA	Actual/360	5.000%	83,958.33	0.00	0.00	N/A	02/11/29	--	19,500,000.00	19,500,000.00	11/11/25
10	883100957	MF	Pasadena	CA	Actual/360	5.320%	81,085.67	0.00	0.00	N/A	01/01/29	--	17,700,000.00	17,700,000.00	11/01/25
11	310948329	OF	Westminster	CA	Actual/360	4.930%	66,634.68	27,427.26	0.00	N/A	01/11/29	--	15,696,188.96	15,668,761.70	06/11/25
13	28302192	OF	Norfolk	VA	Actual/360	5.290%	66,179.33	18,964.64	0.00	N/A	01/06/29	--	14,528,056.56	14,509,091.92	11/06/25
14	28002193	IN	Mooresville	NC	Actual/360	5.239%	64,963.60	0.00	0.00	N/A	02/06/29	--	14,400,000.00	14,400,000.00	11/06/25
15	310948106	SS	San Diego	CA	Actual/360	5.000%	59,537.92	16,690.75	0.00	N/A	12/11/28	--	13,828,162.84	13,811,472.09	11/11/25
16	28002199	MF	Auburn Hills	MI	Actual/360	5.350%	61,596.36	17,139.97	0.00	N/A	11/06/28	--	13,370,327.71	13,353,187.74	11/06/25
17	28002201	LO	Yuma	AZ	Actual/360	5.950%	63,978.61	18,018.10	0.00	N/A	02/06/29	--	12,487,014.69	12,468,996.59	11/06/25
20	310948609	RT	Murray	UT	Actual/360	5.150%	48,824.19	14,787.87	0.00	N/A	01/11/29	--	11,009,526.54	10,994,738.67	11/11/25
21	310948066	SS	Various	Various	Actual/360	4.750%	45,346.93	14,120.87	0.00	N/A	12/11/28	--	11,086,515.18	11,072,394.31	11/11/25
22	28002188	MF	New York	NY	Actual/360	5.355%	50,262.62	0.00	0.00	N/A	02/06/29	--	10,900,000.00	10,900,000.00	11/06/25
23	300571898	RT	Plano	TX	Actual/360	5.300%	47,183.98	11,678.31	0.00	N/A	12/06/28	--	10,338,546.76	10,326,868.45	11/06/25
24	883100956	OF	Wilmington	DE	Actual/360	4.735%	40,773.61	0.00	0.00	N/A	11/06/28	--	10,000,000.00	10,000,000.00	11/06/25
25	321470025	MU	Santa Monica	CA	Actual/360	5.290%	45,552.78	0.00	0.00	N/A	01/06/29	--	10,000,000.00	10,000,000.00	11/06/25
26	883100958	SS	Enterprise	AL	Actual/360	4.580%	39,438.89	0.00	0.00	N/A	02/06/29	11/06/28	10,000,000.00	10,000,000.00	11/06/25
27	310946347	IN	La Puente	CA	Actual/360	4.780%	41,161.11	0.00	0.00	N/A	02/11/29	--	10,000,000.00	10,000,000.00	11/11/25
28	300571903	RT	Rockaway	NJ	Actual/360	4.750%	36,146.16	16,018.57	0.00	N/A	12/06/28	--	8,837,091.08	8,821,072.51	08/06/25
29	321470029	LO	Oconomowoc	WI	Actual/360	5.750%	42,086.23	20,352.58	0.00	N/A	12/11/28	--	8,499,884.76	8,479,532.18	11/11/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	321470030	RT	Holland	OH	Actual/360	5.450%	38,817.48	20,459.72	0.00	N/A	01/06/29	--	8,271,259.58	8,250,799.86	10/06/25
31	300571915	LO	Orlando	FL	Actual/360	5.920%	43,956.19	12,513.41	0.00	N/A	02/06/29	11/06/28	8,622,617.58	8,610,104.17	11/06/25
32	410948150	OF	Colorado Springs	CO	Actual/360	4.870%	35,645.69	0.00	0.00	N/A	02/11/29	--	8,500,000.00	8,500,000.00	11/11/25
34	28002194	LO	Laredo	TX	Actual/360	5.800%	36,220.20	17,005.27	0.00	N/A	02/06/29	--	7,252,098.30	7,235,093.03	11/06/25
35	321470035	MH	Various	OK	Actual/360	5.160%	34,691.39	10,406.62	0.00	N/A	02/11/29	11/11/28	7,807,515.29	7,797,108.67	11/11/25
36	300571910	MF	Tulsa	OK	Actual/360	5.250%	34,513.60	10,767.10	0.00	N/A	02/06/29	--	7,634,345.48	7,623,578.38	11/06/25
37	300571912	RT	Elgin	IL	Actual/360	4.950%	32,395.00	0.00	0.00	N/A	02/06/29	--	7,600,000.00	7,600,000.00	11/06/25
38	310946929	IN	Rancho Dominguez	CA	Actual/360	5.600%	36,166.67	0.00	0.00	N/A	01/11/29	--	7,500,000.00	7,500,000.00	11/11/25
39	321470039	OF	Bloomfield Hills	MI	Actual/360	5.300%	29,909.60	9,794.68	0.00	N/A	02/11/29	--	6,553,533.31	6,543,738.63	11/11/25
40	300571902	SS	Greenville	SC	Actual/360	5.480%	30,170.37	8,070.73	0.00	N/A	12/06/28	09/06/28	6,393,533.04	6,385,462.31	11/06/25
41	28002179	MF	Detroit	MI	Actual/360	5.550%	28,879.76	7,517.03	0.00	N/A	12/06/28	--	6,042,843.33	6,035,326.30	11/06/25
42	300571916	LO	Pisgah Forest	NC	Actual/360	5.350%	23,967.31	12,947.57	0.00	N/A	02/06/29	--	5,202,429.99	5,189,482.42	11/06/25
43	410948274	SS	Little Rock	AR	Actual/360	5.210%	25,603.52	7,572.61	0.00	N/A	01/11/29	--	5,706,933.32	5,699,360.71	11/11/25
44	300571905	MF	Modesto	CA	Actual/360	5.550%	27,213.87	7,041.93	0.00	N/A	01/06/29	--	5,694,270.87	5,687,228.94	11/06/25
45	28002129	MU	Brooklyn	NY	Actual/360	5.593%	27,933.93	0.00	0.00	N/A	12/06/28	--	5,800,000.00	5,800,000.00	11/06/25
46	300571907	RT	New York	NY	Actual/360	4.990%	24,922.28	0.00	0.00	N/A	01/06/29	--	5,800,000.00	5,800,000.00	01/06/21
47	28002195	MU	Peachtree City	GA	Actual/360	5.150%	23,290.15	7,014.31	0.00	N/A	02/06/29	--	5,251,771.21	5,244,756.90	11/06/25
48	883100961	MH	Indiantown	FL	Actual/360	5.300%	22,104.29	7,882.16	0.00	N/A	02/06/29	--	4,843,302.04	4,835,419.88	11/06/25
49	28002185	MF	Pataskala	OH	Actual/360	5.133%	21,752.13	5,769.33	0.00	N/A	12/06/28	--	4,921,202.94	4,915,433.61	11/06/25
50	321470050	MF	Tonawanda	NY	Actual/360	5.400%	21,396.44	5,837.80	0.00	N/A	02/11/29	--	4,601,384.41	4,595,546.61	11/11/25
51	410947447	RT	Madera	CA	Actual/360	4.840%	17,774.87	7,525.25	0.00	N/A	02/11/29	--	4,264,830.97	4,257,305.72	11/11/25
52	321470052	MH	Muncie	IN	Actual/360	5.400%	19,927.95	5,902.47	0.00	N/A	01/11/29	--	4,285,580.82	4,279,678.35	11/11/25
53	321470053	MH	Olympia	WA	Actual/360	5.430%	16,658.83	8,774.59	0.00	N/A	02/11/29	--	3,562,751.00	3,553,976.41	11/11/25
54	410947116	SS	Brownstown	MI	Actual/360	4.850%	12,597.52	5,344.00	0.00	N/A	01/11/29	10/11/28	3,016,366.22	3,011,022.22	11/11/25
57	321470057	MH	Various	GA	Actual/360	5.570%	12,935.34	4,230.32	0.00	N/A	12/11/28	--	2,696,891.70	2,692,661.38	11/11/25
58	410947648	RT	Beaverton	OR	Actual/360	5.250%	9,697.19	0.00	0.00	N/A	01/11/29	--	2,145,000.00	2,145,000.00	11/11/25
59	883100936	RT	Chicago	IL	Actual/360	5.450%	7,679.01	0.00	0.00	N/A	12/06/28	--	1,636,250.00	1,636,250.00	11/06/25
60	600945197	OF	Mountain View	CA	Actual/360	4.985%	6,653.59	0.00	0.00	N/A	12/11/28	--	1,550,000.00	1,550,000.00	11/11/25

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
61	321470061	MH	Chapel Hill	NC	Actual/360	5.590%	6,942.98	1,802.11	0.00	N/A	10/11/28	--	1,442,363.76	1,440,561.65	11/11/25
62	410948541	MF	Cleveland	OH	Actual/360	5.300%	4,904.32	1,759.34	0.00	N/A	01/11/29	--	1,074,591.78	1,072,832.44	11/11/25
63	28002202	RT	New Hampton	IA	Actual/360	5.970%	5,109.99	0.00	0.00	02/06/29	02/06/34	--	994,000.00	994,000.00	11/06/25
64	28002203	RT	Pinconning	MI	Actual/360	5.990%	4,802.15	0.00	0.00	02/06/29	02/06/34	--	931,000.00	931,000.00	11/06/25
Totals							3,063,787.84	480,441.01	0.00				691,253,181.07	690,772,740.06
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,341,783.50	10,596,850.66	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,751,806.64	3,257,022.24	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,575,950.26	4,059,150.78	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,470,606.95	1,056,149.50	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,769,959.63	2,065,275.02	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,014,797.74	2,136,290.79	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,154,544.36	1,754,482.23	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,173,210.00	1,498,585.72	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,565,603.52	1,967,587.16	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,164,532.38	733,512.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,633,802.48	813,105.04	01/01/24	06/30/24	--	0.00	0.00	93,834.87	469,974.97	0.00	0.00
13	5,732,874.00	1,385,477.04	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,461,980.86	1,111,139.64	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,938,392.00	1,322,186.46	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	888,231.14	689,329.72	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,280,540.79	689,383.95	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,444,957.58	1,074,113.35	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,271,113.73	962,611.75	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,398,282.00	934,450.97	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	3,798,320.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,045,626.00	334,665.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,388,848.29	722,575.18	01/01/24	06/30/24	10/14/25	0.00	0.00	52,036.89	156,381.06	0.00	0.00
29	1,700,402.36	1,360,431.16	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	624,623.00	311,814.64	01/01/25	06/30/25	--	0.00	0.00	58,310.50	58,310.50	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,302,189.00	863,539.38	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,806,239.24	2,193,500.04	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1,311,812.00	1,023,619.29	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	908,961.00	454,481.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	663,403.96	535,275.72	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	823,811.17	613,394.75	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	841,832.91	1,127,380.56	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	767,919.00	388,584.12	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	653,209.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	550,103.93	434,025.47	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	193,053.00	0.00	--	--	05/11/22	1,951,604.35	440,959.82	16,460.84	969,592.10	0.00	0.00
47	908,699.28	548,086.70	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	749,897.47	398,478.98	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	542,244.98	424,944.44	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	746,218.44	496,916.11	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	561,529.41	502,901.32	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	485,120.67	256,254.66	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	718,175.04	365,719.34	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
58	258,561.68	138,515.30	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
59	161,700.00	121,275.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
60	302,934.00	299,940.00	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	92,672.83	46,335.93	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
64	86,815.00	43,407.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	81,027,893.46	52,112,766.11				1,951,604.35	440,959.82	220,643.10	1,654,258.63	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/25	0	0.00	1	8,821,072.51	2	21,468,761.70	0	0.00	1	5,800,000.00	0	0.00	0	0.00	0	0.00	5.147019%	5.115888%	36
10/20/25	1	8,837,091.08	0	0.00	2	21,496,188.96	0	0.00	1	5,800,000.00	0	0.00	0	0.00	1	14,293,393.86	5.147097%	5.115958%	37
09/17/25	0	0.00	2	24,579,852.61	1	5,800,000.00	0	0.00	1	5,800,000.00	0	0.00	0	0.00	0	0.00	5.149470%	5.123623%	38
08/15/25	2	24,622,922.99	0	0.00	1	5,800,000.00	0	0.00	1	5,800,000.00	0	0.00	0	0.00	0	0.00	5.149547%	5.123698%	39
07/17/25	1	15,779,903.37	0	0.00	2	14,685,910.38	0	0.00	1	5,800,000.00	0	0.00	0	0.00	0	0.00	5.149624%	5.123772%	40
06/17/25	0	0.00	1	14,607,295.14	2	14,702,834.72	0	0.00	1	5,800,000.00	0	0.00	0	0.00	0	0.00	5.149708%	5.123853%	41
05/16/25	1	14,625,814.46	0	0.00	2	14,718,520.22	0	0.00	1	5,800,000.00	0	0.00	0	0.00	1	7,171,638.02	5.149784%	5.123926%	42
04/17/25	0	0.00	1	8,935,315.99	2	17,224,965.06	0	0.00	1	5,800,000.00	0	0.00	0	0.00	0	0.00	5.151455%	5.121772%	43
03/17/25	2	24,842,203.26	0	0.00	2	17,241,712.25	0	0.00	1	5,800,000.00	0	0.00	0	0.00	0	0.00	5.151530%	5.121842%	44
02/18/25	0	0.00	1	15,924,335.04	2	17,263,376.72	0	0.00	1	5,800,000.00	0	0.00	0	0.00	1	7,723,019.63	5.151627%	5.121932%	45
01/17/25	1	15,950,681.90	0	0.00	3	25,014,801.79	0	0.00	1	5,800,000.00	0	0.00	0	0.00	0	0.00	5.153803%	5.121085%	46
12/17/24	0	0.00	0	0.00	3	25,043,078.39	0	0.00	1	5,800,000.00	0	0.00	0	0.00	0	0.00	5.153877%	5.121151%	47
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
11	310948329	06/11/25	4	6	93,834.87	469,974.97	0.00	15,809,016.60	09/24/25	13
28	300571903	08/06/25	2	2	52,036.89	156,381.06	55,682.40	8,870,091.49	12/09/24	2
30	321470030	10/06/25	0	B	58,310.50	58,310.50	0.00	8,271,259.58
46	300571907	01/06/21	57	6	16,460.84	969,592.10	427,678.46	5,800,000.00	08/07/20	7			12/01/23
Totals					220,643.10	1,654,258.63	483,360.86	38,750,367.67
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		47,500,000	47,500,000	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		60,597,447	60,597,447	0		0
37 - 48 Months		580,750,293	550,460,459	24,489,834		5,800,000
49 - 60 Months		0	0	0		0
> 60 Months		1,925,000	1,925,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-25	690,772,740	660,482,906	0	8,821,073	15,668,762	5,800,000
Oct-25	691,253,181	660,919,901	8,837,091	0	15,696,189	5,800,000
Sep-25	706,095,526	675,715,674	0	24,579,853	0	5,800,000
Aug-25	706,594,930	676,172,007	24,622,923	0	0	5,800,000
Jul-25	707,092,083	676,626,269	15,779,903	0	8,885,910	5,800,000
Jun-25	707,634,291	678,324,161	0	14,607,295	8,902,835	5,800,000
May-25	708,126,758	678,782,423	14,625,814	0	8,918,520	5,800,000
Apr-25	720,089,416	693,929,135	0	8,935,316	11,424,965	5,800,000
Mar-25	720,593,986	678,510,071	24,842,203	0	11,441,712	5,800,000
Feb-25	721,244,101	688,056,389	0	15,924,335	11,463,377	5,800,000
Jan-25	729,478,316	688,512,833	15,950,682	0	19,214,802	5,800,000
Dec-24	729,987,208	704,944,129	0	0	19,243,078	5,800,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
11	310948329	15,668,761.70	15,809,016.60	27,700,000.00	05/01/19	747,901.54	1.32510	06/30/24	01/11/29	277
28	300571903	8,821,072.51	8,870,091.49	25,500,000.00	03/22/25	698,756.18	2.23250	06/30/24	12/06/28	276
46	300571907	5,800,000.00	5,800,000.00	5,100,000.00	03/15/23	187,202.00	0.63790	12/31/22	01/06/29	I/O
Totals		30,289,834.21	30,479,108.09	58,300,000.00		1,633,859.72

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Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
11	310948329	OF	CA	09/24/25	13

The Loan has transferred to Special Servicing as of 9/24/2025 for payment default. The collateral consists of a three-building, mid-rise, multi-tenant office campus totaling 129,655 SF located in Westminster, CA. PNA and Hello Letter have been delivered and PNA has been executed. Borrower has presented a modification proposal. The Special Servicer is reviewing this request and has asked the Borrower for further operating information, which has not been provided to Lender's satisfaction as of the date of this comment. The Special Servicer has also sent a formal demand through counsel, to the Borrower, to comply with the Cash Management Agreement. An updated Appraisal has been ordered and is in progress.

28	300571903	RT	NJ	12/09/24	2

Loan transferred to Special Servicing effective 12/9/24 due to a non-monetary default. Collateral is a 86,615 sf retail Property located in Rockaway, NJ. Interest currently paid to 1/6/25. Defaults include Borrower's failure to obtain Noteholder's co nsent to both a modification of a Major Tenant lease as well as change of use from retail to residential of a portion of the Property. Hello Letter has been noticed. Legal counsel has been engaged on behalf of the Trust. No PNL has been signed; all loan resolution discussions are going through Counsel. Borrower filed suit against Noteholder as of 1/9/25 seeking a declaratory judgment that it is not in default under the loan documents and alleging various other Lender defaults.

On July 18, 2025 , Court granted Noteholder's motion to dismiss the Borrower action. Borrower filed an amended complaint against the Noteholder on 8/18/2025. Trust counsel preparing foreclosure filings.

46	300571907	RT	NY	08/07/20	7

The Loan transferred to new special servicer effective 4/24/23; SS transfer date 8/7/20 due to payment default. Foreclosure was completed on 11/1/2023. Collateral for the loan is the borrower's master leasehold interest in a 4,876 SF retail unit in

Manhattan. This retail site is located within a larger, five-story residential co-op building known as Bleecker Court, which includes 223 residential and five commercial units. The single-tenant in place at closing vacated in 2020 just prior to the pandemic. Lender was the high bidder at foreclosure sale on 11/1/23. An unapproved tenant occupied the space at foreclosure, though a new lease with that tenant was finalized and executed. However, the tenant defaulted and subsequently agreed to vacate, which it did in June 2025. REO sale launched September 2025. Closing expected prior to year-end 2025.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
12	600947421	15,584,217.79	5.26000%	15,584,217.79 5.26000%		10	11/16/20	10/11/20	12/11/20
17	28002201	13,534,307.40	5.95000%	13,534,307.40 5.95000%		10	05/06/20	05/06/20	06/11/20
31	300571915	9,330,845.04	5.92000%	8,500,000.00 5.92000%		10	08/13/20	08/06/20	09/11/20
42	300571916	5,944,658.44	5.35000%	5,944,658.44 5.35000%		10	04/06/20	04/06/20	06/11/20
Totals		44,394,028.67		43,563,183.63
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
19	300571906 05/16/25	11,424,965.06	8,500,000.00	10,887,707.29	3,697,580.23	10,887,707.29	7,190,127.06	4,234,838.00	51,160.72	1,404,790.86	2,830,047.14	22.82%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		11,424,965.06	8,500,000.00	10,887,707.29	3,697,580.23	10,887,707.29	7,190,127.06	4,234,838.00	51,160.72	1,404,790.86	2,830,047.14

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
19	300571906	11/18/25	0.00	0.00	2,830,047.14	0.00	0.00	(51,160.72)	0.00	0.00	2,830,047.14
		08/15/25	0.00	0.00	2,881,207.86	0.00	0.00	(1,353,630.14)	0.00	0.00
		05/16/25	0.00	0.00	4,234,838.00	0.00	0.00	4,234,838.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(51,160.72)	0.00	0.00	(51,160.72)
Cumulative Totals			0.00	0.00	2,830,047.14	0.00	0.00	2,830,047.14	0.00	0.00	2,830,047.14

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	9,901.79	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	213.49	0.00	0.00	0.00
46	0.00	0.00	3,500.00	0.00	0.00	8,377.53	0.00	0.00	546.40	0.00	0.00	0.00
Total	0.00	0.00	10,500.00	0.00	0.00	8,377.53	0.00	0.00	10,661.68	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		29,539.21

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29